CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2017
CAPITAL LEASE OBLIGATIONS
CAPITAL LEASE OBLIGATIONS
16.	CAPITAL LEASE OBLIGATIONS

Certain computer equipment and optical fibers were acquired through capital leases entered into by the Company. Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	December 31, 2017
	RMB’000	US$’000

2018	43,587	6,699
2019	1,439	221

Total minimum lease payment	45,026	6,920
Less: amount representing interest	(870)	(134)

Present value of remaining minimum lease payment	44,156	6,786
Less: current portion	42,735	6,568
Non current portion	1,421	218